Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment, net

(5) Property and equipment, net

Property and equipment consist of the following:

December 31, 2014
Laboratory equipment	$2,961,494
Computers and software	52,710
Furniture and fixtures	290,818
Office equipment	59,635
Leasehold improvements	5,113,269
Construction in progress	4,366,236

Property and equipment, gross	12,844,162
Less accumulated depreciation	(169,790)

Property and equipment, net	$12,674,372

Depreciation expense was $169,790 for the year ended December 31, 2014.